SHAREHOLDERS' CAPITAL	9 Months Ended
Dec. 31, 2020
SHAREHOLDERS' CAPITAL
SHAREHOLDERS' CAPITAL

12.  SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and 50,000,000 preference shares issuable in series, both with no par value. Shares outstanding have no preferences, rights or restrictions attached to them.

(a)  Details of issued and outstanding shareholders’ capital are as follows:

	Nine months ended		Year ended
	Dec. 31, 2020		March 31, 2020
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of period	4,594,371	$1,099,864	4,533,211	$1,088,538
Share-based awards exercised	91,854	929	61,160	11,326
Issuance of shares due to Recapitalization	43,392,412	438,642	—	—
Issuance cost	—	(1,572)	—	—
Balance, end of period	48,078,637	$1,537,863	4,594,371	$1,099,864

Preferred shares:

Issued and outstanding
Balance, beginning of period	4,662,165	$146,965	4,662,165	$146,965
Exchanged to common shares	(4,662,165)	(146,965)	—	—
Balance, end of period	—	$—	4,662,165	$146,965

Shareholders' capital	48,078,637	$1,537,863	9,256,536	$1,246,829

The above table reflects the impacts of the Recapitalization including the extinguished convertible debentures, the settlement of the preferred shares and the issuance of new common shares. The common shares have been adjusted retrospectively to reflect the 33:1 share consolidation as part of Recapitalization (Note 12c).

(b)  Dividends and distributions

On August 14, 2019, the Company suspended its dividend on common shares. For the quarters ended December 31, 2020 and December 31, 2019, respectively, no dividends per common share were declared by Just Energy. For the nine months ended December 31, 2020, no dividends per common share were declared by Just Energy. For the nine months ended December 31, 2019 one dividend of $0.125 per common share was declared by Just Energy resulting in a total dividend paid of $18.7 million.

As a result of the dividend suspension, distributions related to the dividends also ceased. There were no distributions during the three months ended December 31, 2020, consistent with the same quarter in fiscal 2020.

On December 2, 2019, the Board suspended the dividend on its Series A Preferred Shares. For the quarters ended December 31, 2020 and December 31, 2019 no dividends per preferred shares were declared by Just Energy. For the nine months ended December 31, 2020, no dividends per preferred share were declared by Just Energy. For the nine months ended December 31, 2019 dividends of $1.0625 per preferred share was declared by Just Energy resulting in a total dividend paid of $6.6 million.

Under the senior secured credit facility and the 10.25% term loan, Just Energy is not allowed to pay dividends to the shareholders of Just Energy.

(c)  Recapitalization transaction

On September 28, 2020, the Company completed a comprehensive plan to strengthen and de-risk the business, positioning the Company for sustainable growth as an independent industry leader (the “Recapitalization”). The Recapitalization was undertaken through a plan of arrangement under the CBCA and included:

•	The consolidation of the Company’s common shares on a 1‑for‑33 basis;
•

Exchange of the 6.75% $100M convertible debentures and the 6.75% $160M convertible debentures for common shares and $15 million principal amount of new subordinated notes (“7.0% $13M subordinated notes”). The 7.0% $13M subordinated notes had a principal amount of $15 million as at September 28, 2020 which was reduced to $13.2 million through a tender offer for no consideration on October 19, 2020;

•	Extension of $335 million of the Company’s senior secured credit facilities to December 2023, with revised covenants and a schedule of commitment reductions throughout the term;
•

Existing 8.75% loan and the remaining convertible bonds due December 31, 2020 were exchanged for a new term loan due March 2024 (the “10.25% term loan”) and common shares, with interest on the new term loan to be initially paid-in-kind until certain financial measures are achieved;

•	Exchange of all of the 8.50%, fixed-to-floating rate, cumulative, redeemable, perpetual preferred shares for common shares;
•	Accrued and unpaid interest paid in cash on the subordinated convertible debentures until September 28, 2020;
•	The payment of certain expenses of the ad hoc group of convertible debenture holders;
•

The issuance of approximately $3.7 million of common shares by way of an additional private placement to the Company’s term loan lenders at the same subscription price available to all securityholders pursuant to the new equity subscription offering, proceeds of which partially offset the incremental cash costs to the ad hoc group noted above;

•

The entitlement of holders of Just Energy’s existing 8.75% loan, 6.5% convertible bonds, the subordinated convertible debentures, preferred shares and common shares as of July 23, 2020 to subscribe for post-consolidation common shares at a price per share of $3.412, with subscriptions totaling 15,174,950 common shares resulting in cash proceeds for Just Energy of approximately $51.8 million;

•

Pursuant to the previously announced backstop commitments, the acquisition of 14,137,580 common shares by the backstop parties, on a post-consolidation basis resulting in cash proceeds for Just Energy of approximately $48.2 million; for a total aggregate proceeds from the equity subscription option of approximately $100.0 million, which was used to reduce debt and for general corporate purposes. In accordance with the Plan of Arrangement, the Board of Directors of Just Energy determined that the value of the equity subscription offer on September 28, 2020 was $4.868 per share;

•

The settlement of litigation related to the 2018 acquisition of Filter Group Inc. pursuant to which shareholders of the Filter Group received an aggregate of $1.8 million in cash and 429,958 common shares; and

•

The implementation of a new management equity incentive plan that will permit the granting of various types of equity awards, including stock options, share appreciation rights, restricted shares and deferred shares.

The Recapitalization resulted in total net gain of $51.4 million for the nine months ended December 31, 2020. The net gain reported in the consolidated statements of income (loss) is made up of the gain of $78.8 million related to reduction in debt, partially offset by $27.4 million of expense incurred in relation to the Recapitalization, which was not capitalized.

The Recapitalization did not result in tax expense or cash taxes since any debt forgiveness resulting from the exchange of the convertible debentures was fully reduced by operating and capital losses previously not used.

(d)     Stock based compensation

Under the Company’s 2020 Equity Compensation Plan (the “Equity Plan”) approved as part of the Recapitalization, Just Energy is allowed to issue Options, Restricted Share Units (“RSUs”), Deferred Share Units (“DSUs”) and Performance Share Units (“PSUs”) for the employees and directors of the Company. Under the Equity Plan, during the three months ended December 31, 2020, 650,000 Options were issued to management on October 12, 2020 with an exercise price of $8.46. The exercise price was based on the higher of the closing price on October 9, 2020 or the 5-day volume weighted trading price as of October 9, 2020. The Company also issued an aggregate of 186,929 DSUs to the directors in lieu of materially all of their annual cash retainers based on the 5-day volume weighted trading price as of October 9, 2020 of $8.37. In addition, the Company issued 23,513 RSUs to one employee based on the 5-day volume weighted trading price as of October 9, 2020 of $8.37.